T. ROWE PRICE New Jersey Tax-Free Bond Fund
November 30, 2025 Unaudited

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 98.6%
DELAWARE  0.3%
Delaware River & Bay Auth., Series A, 5.00%, 1/1/49  1,000 1,065
1,065
GUAM  0.4%
Guam Power Auth., Series A, 5.00%, 10/1/40  1,255 1,326
1,326
ILLINOIS  0.3%
Illinois Fin. Auth., Northwestern Memorial Healthcare, Series C,
VRDN, 2.80%, 7/15/55  900 900
900
NEW JERSEY  86.2%
Bergen County Improvement Auth., 5.00%, 8/1/47  2,000 2,107
Borough of Matawan, GO, 2.25%, 6/1/36  500 426
Borough of Matawan, GO, 2.375%, 6/1/37  500 421
Bridgewater-Raritan Regional School Dist., New Jersey School
Bonds, GO, 0.05%, 7/15/48  2,000 715
City of Summit, GO, 4.00%, 7/15/41  855 878
City of Summit, GO, 4.00%, 7/15/42  1,360 1,386
Essex County Improvement Auth., Charter School, 4.00%,
6/15/51  2,100 1,846
Essex County Improvement Auth., Charter School, 4.00%,
6/15/56  2,590 2,233
Essex County Improvement Auth., Family Court Building
Project, 5.00%, 3/17/26  1,000 1,007
Essex County Improvement Auth., North Star Academy Charter
School of Newark, Series A, 5.00%, 7/15/54 (1) 500 499
Essex County Improvement Auth., North Star Academy Charter
School of Newark, Series A, 5.00%, 7/15/64 (1) 775 761
Essex County Improvement Auth., PJ Consolidation, 5.50%,
10/1/27 (2) 2,205 2,323
Garden State Preservation Trust, Farmland, Series A, 5.75%,
11/1/28 (3) 565 596
Gloucester County Improvement Auth., Rowan Univ., 5.00%,
7/1/54 (4) 1,250 1,296
Hudson County Improvement Auth., Vocational Technical
Schools, 5.25%, 5/1/51  6,000 6,022
Jersey City Municipal Utilities Auth., Sustainable Bonds,
Series D, 5.75%, 10/15/48 (4) 425 480
Jersey City Municipal Utilities Auth., Sustainable Bonds,
Series E, 5.75%, 10/15/48 (4) 725 818
Middlesex County Improvement Auth., Rutgers Univ., Health +
Life Science, Series 2023A, 5.00%, 8/15/53  2,000 2,093

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Middlesex County, Civic Square IV Redev., COP, 5.00%,
10/15/31  1,465 1,584
Monmouth County Improvement Auth., Governmental Pooled
Loan Project, 4.00%, 3/13/26  1,500 1,506
New Jersey, GO, 2.00%, 6/1/37  3,000 2,411
New Jersey Economic Dev. Auth., Series A, 4.00%, 7/1/32  2,540 2,548
New Jersey Economic Dev. Auth., Series A, 5.00%, 7/1/33  2,000 2,036
New Jersey Economic Dev. Auth., Series SSS, 5.25%, 6/15/37  1,500 1,717
New Jersey Economic Dev. Auth., Series SSS, 5.25%, 6/15/38  1,000 1,136
New Jersey Economic Dev. Auth., Series SSS, 5.25%, 6/15/39  2,250 2,535
New Jersey Economic Dev. Auth., American Water, Series A,
VRDN, 2.20%, 10/1/39 (Tender 12/3/29) (5) 1,500 1,415
New Jersey Economic Dev. Auth., Beloved Commonwealth
Charter School, Series A, 4.00%, 6/15/29 (1) 1,030 1,028
New Jersey Economic Dev. Auth., Beloved Commonwealth
Charter School, Series A, 5.00%, 6/15/39 (1) 2,300 2,302
New Jersey Economic Dev. Auth., Beloved Commonwealth
Charter School, Series A, 5.00%, 6/15/49 (1) 2,000 1,895
New Jersey Economic Dev. Auth., Beloved Commonwealth
Charter School, Series A, 5.00%, 6/15/54 (1) 600 565
New Jersey Economic Dev. Auth., Central Jersey College Prep
Charter School Project, 5.00%, 11/1/35  500 539
New Jersey Economic Dev. Auth., Central Jersey College Prep
Charter School Project, 5.00%, 11/1/45  1,730 1,750
New Jersey Economic Dev. Auth., Central Jersey College Prep
Charter School Project, 5.125%, 11/1/55  1,560 1,560
New Jersey Economic Dev. Auth., Central Jersey College Prep
Charter School Project, 5.25%, 11/1/60  860 860
New Jersey Economic Dev. Auth., Continental Airlines,
Series B, 5.625%, 11/15/30 (5) 1,000 1,002
New Jersey Economic Dev. Auth., Cranes Mill Project, 5.00%,
1/1/49  4,000 3,690
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%,
1/1/34 (5) 2,035 2,038
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%,
1/1/39 (3)(5) 1,030 1,031
New Jersey Economic Dev. Auth., Goethals Bridge, 5.375%,
1/1/43 (5) 7,625 7,632
New Jersey Economic Dev. Auth., Goethals Bridge, 5.625%,
1/1/52 (5) 2,000 2,002
New Jersey Economic Dev. Auth., Lions Gate Project, 5.00%,
1/1/34  260 260
New Jersey Economic Dev. Auth., Lions Gate Project, 5.25%,
1/1/44  2,470 2,334
New Jersey Economic Dev. Auth., Middlesex Water, 4.00%,
8/1/59 (5) 3,000 2,627

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New Jersey Economic Dev. Auth., Motor Vehicle Surcharges,
Unrefunded Balance, Series A, 5.25%, 7/1/26 (2) 810 820
New Jersey Economic Dev. Auth., Natural Gas Company
Project, Series C, VRDN, 2.45%, 4/1/59 (Tender 4/1/26) (5) 1,500 1,495
New Jersey Economic Dev. Auth., North Star Academy Charter
School, 5.00%, 7/15/32  2,000 2,037
New Jersey Economic Dev. Auth., Port Newark Container
Terminal, 5.00%, 10/1/37 (5) 1,870 1,898
New Jersey Economic Dev. Auth., Provident Group-Montclair
Univ. Student Housing, 5.00%, 6/1/37 (3) 1,000 1,023
New Jersey Economic Dev. Auth., Provident Group-Montclair
Univ. Student Housing, 5.00%, 6/1/42 (3) 3,250 3,293
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/48  4,500 4,310
New Jersey Economic Dev. Auth., Repauno Port & Rail
Terminal Project, 6.375%, 1/1/35 (1)(5) 250 259
New Jersey Economic Dev. Auth., Repauno Port & Rail
Terminal Project, 6.625%, 1/1/45 (1)(5) 1,830 1,900
New Jersey Economic Dev. Auth., Seeing Eye 2017 Project,
5.00%, 6/1/32  2,790 2,891
New Jersey Economic Dev. Auth., Team Academy Charter
School Project, Series A, 5.00%, 12/1/48  500 503
New Jersey Economic Dev. Auth., Transit Transportation
Project, 4.00%, 11/1/44  1,250 1,204
New Jersey Economic Dev. Auth., UMM Energy Partners,
Series A, 5.00%, 6/15/37 (5) 1,765 1,765
New Jersey Economic Dev. Auth., UMM Energy Partners,
Series A, 5.125%, 6/15/43 (5) 3,250 3,250
New Jersey EFA, Green Bond, Series A, 4.00%, 7/1/50  3,000 2,663
New Jersey EFA, Green Bond, Series A, 5.00%, 7/1/45  3,800 3,869
New Jersey EFA, Princeton Univ., Series B, 5.25%, 3/1/54  5,010 5,430
New Jersey EFA, Seton Hall Univ., Series D, 5.00%, 7/1/42  2,500 2,516
New Jersey EFA, Stevens Institute Technology, Series A,
5.00%, 7/1/35  1,000 1,025
New Jersey EFA, Stevens Institute Technology, Series A,
5.00%, 7/1/36  1,640 1,678
New Jersey EFA, Stevens Institute Technology, Series A,
5.00%, 7/1/37  2,000 2,042
New Jersey HCFFA, AHS Hosp., 4.00%, 7/1/41  1,500 1,488
New Jersey HCFFA, AHS Hosp., Series A, 5.00%, 7/1/27  40 40
New Jersey HCFFA, Atlanticare Health System, 3.00%, 7/1/46  1,600 1,262
New Jersey HCFFA, Atlanticare Health System, 3.00%, 7/1/51  1,790 1,329
New Jersey HCFFA, Barnabas Health Obligated Group, 3.00%,
7/1/51  5,000 3,818
New Jersey HCFFA, Barnabas Health Obligated Group,
Series A, 4.25%, 7/1/54  1,500 1,449

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New Jersey HCFFA, Barnabas Health Obligated Group,
Series A, 5.00%, 7/1/30  1,685 1,707
New Jersey HCFFA, Hackensack Meridian Health, Series A,
5.00%, 7/1/39  5,500 5,629
New Jersey HCFFA, Hackensack Meridian Health, Series A,
5.25%, 7/1/57  3,165 3,209
New Jersey HCFFA, Inspira Health Obligated Group, Series A,
5.00%, 7/1/33  1,360 1,374
New Jersey HCFFA, Inspira Health Obligated Group, Series A,
5.00%, 7/1/34  1,365 1,379
New Jersey HCFFA, Inspira Health Obligated Group, Series A,
5.00%, 7/1/42  5,000 5,059
New Jersey HCFFA, Inspira Health Obligated Group, Series A,
5.25%, 7/1/54  1,000 1,060
New Jersey HCFFA, Princeton Healthcare System, Series A,
5.00%, 7/1/39  4,500 4,538
New Jersey HCFFA, RWJ Barnabas Health, Series A, 5.00%,
7/1/43  6,100 6,132
New Jersey HCFFA, Saint Joseph's Health System, 5.00%,
7/1/41  1,500 1,503
New Jersey HCFFA, Valley Health System, 4.00%, 7/1/37  800 808
New Jersey HCFFA, Valley Health System, 4.00%, 7/1/39  1,500 1,503
New Jersey HCFFA, Virtua Health, Series B, VRDN, 1.50%,
7/1/43  935 935
New Jersey HCFFA, Virtua Health, Series C, VRDN, 1.40%,
7/1/43  210 210
New Jersey Higher Ed. Student Assistance Auth., Series 1B,
5.00%, 12/1/32 (5) 2,500 2,668
New Jersey Higher Ed. Student Assistance Auth., Series 1C,
5.50%, 12/1/55 (5) 1,000 1,021
New Jersey Higher Ed. Student Assistance Auth., Series A,
5.00%, 12/1/27 (5) 1,250 1,288
New Jersey Higher Ed. Student Assistance Auth., Series C,
5.00%, 12/1/53 (5) 1,250 1,224
New Jersey Higher Ed. Student Assistance Auth., Series C,
5.25%, 12/1/54 (5) 2,000 2,015
New Jersey Higher Ed. Student Assistance Auth., Series SR,
5.00%, 12/1/26 (Prerefunded 12/1/25) (5)(6) 1,500 1,500
New Jersey Housing & Mortgage Fin. Agency, Series A,
2.625%, 11/1/56  1,000 644
New Jersey Housing & Mortgage Fin. Agency, Series A, 4.80%,
11/1/45  1,975 2,011
New Jersey Housing & Mortgage Fin. Agency, Series B,
3.375%, 11/1/27  500 502
New Jersey Housing & Mortgage Fin. Agency, Series D-1,
4.85%, 11/1/40  3,000 3,136

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New Jersey Housing & Mortgage Fin. Agency, Series D-1,
5.10%, 11/1/45  1,500 1,555
New Jersey Housing & Mortgage Fin. Agency, Series E-1,
4.50%, 5/1/50  1,455 1,422
New Jersey Housing & Mortgage Fin. Agency, Series M, 4.75%,
10/1/40  3,000 3,126
New Jersey Housing & Mortgage Fin. Agency, Series M, 6.50%,
4/1/56  1,000 1,123
New Jersey Housing & Mortgage Fin. Agency, 701 Newark
Avenue Project, Series E, VRDN, 3.15%, 12/1/43 (Tender
12/1/28)  1,000 999
New Jersey Housing & Mortgage Fin. Agency, Forest Hill
House, Series A-1, 5.00%, 1/20/66  1,875 1,921
New Jersey Housing & Mortgage Fin. Agency, Montgomery
Gateway Apartment, Series A, 4.55%, 5/1/41  1,990 2,100
New Jersey Housing & Mortgage Fin. Agency, Riverview
Towers Apartment, Series 2024B, 5.25%, 12/20/65  3,425 3,774
New Jersey Housing & Mortgage Fin. Agency, Social Bond,
Series A, 2.75%, 11/1/56  1,500 999
New Jersey Housing & Mortgage Fin. Agency, Social Bond,
Series H, 3.00%, 10/1/52  3,050 2,986
New Jersey Housing & Mortgage Fin. Agency, Social Bond,
Series I, 4.60%, 10/1/46  2,715 2,748
New Jersey Housing & Mortgage Fin. Agency, Social Bond,
Series I, 5.00%, 10/1/53  3,210 3,317
New Jersey Institute of Technology, Series A, 5.00%, 7/1/43 (4) 3,210 3,504
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/39  1,000 1,005
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/42  1,755 1,699
New Jersey Transportation Trust Fund Auth., Series A, 5.00%,
12/15/39  1,500 1,579
New Jersey Transportation Trust Fund Auth., Series A, 5.25%,
6/15/41  750 821
New Jersey Transportation Trust Fund Auth., Series A, 5.25%,
6/15/42  1,000 1,086
New Jersey Transportation Trust Fund Auth., Series AA, 4.00%,
6/15/50  1,145 1,053
New Jersey Transportation Trust Fund Auth., Series AA, 4.25%,
6/15/44  1,060 1,034
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/42  3,500 3,784
New Jersey Transportation Trust Fund Auth., Series BB, 4.00%,
6/15/46  695 657
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/46  1,325 1,386

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New Jersey Transportation Trust Fund Auth., Series BB, 5.25%,
6/15/50  1,500 1,581
New Jersey Transportation Trust Fund Auth., Series CC,
5.50%, 6/15/50 (Prerefunded 12/15/32) (6) 4,000 4,773
New Jersey Transportation Trust Fund Auth., Transportation
Program Bonds, 4.50%, 6/15/49  1,000 990
New Jersey Transportation Trust Fund Auth., Transportation
Program Bonds, 4.50%, 6/15/49 (Prerefunded 12/15/28) (6) 780 828
New Jersey Transportation Trust Fund Auth., Transportation
Program Bonds, Series AA, 5.00%, 6/15/44  1,000 1,069
New Jersey Transportation Trust Fund Auth., Transportation
Program Bonds, Series CC, 5.00%, 6/15/44  1,500 1,596
New Jersey Transportation Trust Fund Auth., Transportation
Program Bonds, Series CC, 5.00%, 6/15/45  1,000 1,057
New Jersey Transportation Trust Fund Auth., Transportation
System, Series A, Zero Coupon, 12/15/39 (4) 5,000 2,928
New Jersey Turnpike Auth., Series A, 4.00%, 1/1/42  1,000 998
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/29  4,010 4,292
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/44  2,325 2,504
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/48  8,870 9,075
New Jersey Turnpike Auth., Series B, 4.125%, 1/1/54  1,065 1,026
New Jersey Turnpike Auth., Series B, 5.00%, 1/1/40  2,000 2,056
New Jersey Turnpike Auth., Series B, 5.25%, 1/1/52  1,425 1,512
New Jersey Turnpike Auth., Series B, 5.25%, 1/1/54  3,065 3,265
New Jersey Turnpike Auth., Series C, 5.00%, 1/1/45  3,000 3,191
Newark Housing Auth., Newark Redevelopment Project, 4.00%,
1/1/37  1,200 1,207
North Hudson Sewer Auth., 5.00%, 6/1/42 (3) 750 842
Passaic County Improvement Auth., Paterson Charter School,
4.125%, 7/1/33  1,000 1,023
Passaic County Improvement Auth., Paterson Charter School,
4.50%, 7/1/40  1,200 1,210
Passaic County Improvement Auth., Paterson Charter School,
5.00%, 7/1/44  1,130 1,141
Princeton, GO, 3.00%, 12/1/38  2,310 2,182
Rutgers Univ., Series M, 5.00%, 5/1/34  1,000 1,007
Salem County, Atlantic City Electric, PCR, 2.25%, 6/1/29  3,000 2,842
Somerset County Improvement Auth., County Guaranteed
Lease, 4.00%, 9/1/50  4,000 3,890
South Jersey Port, Marine Terminal, Series B, 5.00%, 1/1/48 (5) 2,500 2,505
South Jersey Transportation Auth., Series A, 5.00%, 11/1/37 (4) 600 679
South Jersey Transportation Auth., Series A, 5.00%, 11/1/39 (4) 1,000 1,113
Tobacco Settlement Fin., Series A, 5.00%, 6/1/37  1,905 1,950
Tobacco Settlement Fin., Series A, 5.25%, 6/1/46  1,000 1,003
Tobacco Settlement Fin., Series B, 5.00%, 6/1/46  4,850 4,708

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Township of Cherry Hill, GO, 4.00%, 7/15/39  550 571
Township of Cherry Hill, GO, 4.00%, 7/15/40  700 722
Township of Cherry Hill, GO, 4.00%, 7/15/41  700 717
Township of Cherry Hill, GO, 4.00%, 7/15/42  700 713
Township of Cherry Hill, GO, 4.00%, 7/15/43  700 709
Township of Franklin, GO, 2.00%, 3/15/36  1,255 1,104
Township of Franklin, GO, 2.00%, 3/15/38  1,280 1,076
Township of Franklin, GO, 2.00%, 3/15/39  1,280 1,051
Township of Piscataway, GO, 2.00%, 10/15/37  1,600 1,297
Township of Piscataway, Series 2025, GO, 2.00%, 10/15/37  2,300 1,923
Union County Improvement Auth., Administration Complex
Project, 4.125%, 4/15/54  3,000 2,888
308,714
NEW YORK  5.6%
Port Auth. of New York & New Jersey, Series 093, 6.125%,
6/1/94  1,000 1,002
Port Auth. of New York & New Jersey, Series 183, 4.00%,
12/15/38  1,000 1,000
Port Auth. of New York & New Jersey, Series 197, 5.00%,
11/15/41 (5) 1,450 1,464
Port Auth. of New York & New Jersey, Series 198, 5.25%,
11/15/56  2,000 2,007
Port Auth. of New York & New Jersey, Series 205, 5.25%,
11/15/57  1,000 1,022
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/35 (5) 5,000 5,175
Port Auth. of New York & New Jersey, Series 218, 4.00%,
11/1/41 (5) 1,000 979
Port Auth. of New York & New Jersey, Series 221, 4.00%,
7/15/50 (5) 2,075 1,867
Port Auth. of New York & New Jersey, Series 227, 3.00%,
10/1/29 (5) 555 550
Port Auth. of New York & New Jersey, Series 234, 5.50%,
8/1/52 (5) 1,900 2,012
Port Auth. of New York & New Jersey, Series 244, 5.00%,
7/15/44  1,000 1,075
Port Auth. of New York & New Jersey, Series 245, 5.00%,
9/1/49  1,000 1,062
Port Auth. of New York & New Jersey, Series 246, 5.00%,
9/1/44 (5) 1,000 1,039
20,254
PENNSYLVANIA  0.3%
Delaware River Port Auth., 5.00%, 1/1/40  1,000 1,125
1,125

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
PUERTO RICO  5.5%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (7) 1,610 1,031
Puerto Rico Commonwealth, GO, VR, 11/1/51 (7) 2,174 1,418
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (1) 690 714
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  265 191
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  366 365
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  635 630
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  367 352
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  627 641
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  1,223 1,298
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (8)(9) 10 7
Puerto Rico Electric Power Auth., Series A, 7.25%, 7/1/30 (8)(9) 375 249
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (8)(9) 20 13
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/27 (8)(9) 150 100
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (8)(9) 40 27
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (8)
(9) 50 33
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/21 (8)
(9) 135 90
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (8)
(9) 65 43
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (8)
(9) 80 53
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (8)
(9) 10 7
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37 (8)
(9) 320 213
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (8)
(9) 160 106
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (8)
(9) 70 47
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (8)
(9) 45 30
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (8)
(9) 20 13

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (8)
(9) 50 33
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (8)
(9) 35 23
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (8)
(9) 10 7
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (8)
(9) 20 13
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (8)
(9) 15 10
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (8)
(9) 165 110
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (8)
(9) 45 30
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (8)
(9) 20 13
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  1,194 1,189
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  2,334 2,217
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  2,145 2,033
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  1,684 1,276
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  4,094 1,389
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  2,492 2,426
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.784%,
7/1/58  330 311
Puerto Rico Sales Tax Fin., Restructured, Series B-2, 4.329%,
7/1/40  1,000 974
19,725
Total Investments in Securities  98.6%
(Cost $353,564) $ 353,109
Other Assets Less Liabilities 1.4% 5,125
Net Assets 100.0% $ 358,234
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $9,923 and represents 2.8% of net assets.
(2) Insured by National Public Finance Guarantee Corporation

T. ROWE PRICE New Jersey Tax-Free Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
.
.
.
.
.
.
.
.
.
(3) Insured by Assured Guaranty Incorporated
(4) Insured by Build America Mutual Assurance Company
(5) Interest subject to alternative minimum tax.
(6) Prerefunded date is used in determining portfolio maturity.
(7) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(8) Obligor has failed to make a scheduled interest and/or principal payment or is in default.
(9) Non-income producing
COP Certificate of Participation
EFA Educational Facility Authority
GO General Obligation
HCFFA Health Care Facilities Financing Authority
PCR Pollution Control Revenue
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE New Jersey Tax-Free Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price State Tax-Free Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The New Jersey Tax-
Free Bond Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification
Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree

T. ROWE PRICE New Jersey Tax-Free Bond Fund

of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On November 30, 2025 , all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F47-054Q3 11/25